Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 14,436	€ 7,579	€ 26,809	€ 14,708
Cost of sales	(40,723)	(25,854)	(82,412)	(46,489)
Selling and distribution expenses	(1,002)	(1,408)	(1,957)	(2,232)
Research and development expenses	(31,093)	(30,868)	(58,918)	(55,118)
General and administrative expenses	(15,931)	(22,245)	(35,050)	(45,532)
Other operating income	1,023	1,442	5,154	3,448
Other operating expenses	(329)	(447)	(563)	(942)
Operating loss	(73,620)	(71,801)	(146,938)	(132,157)
Finance income	2,533	6,197	6,303	10,085
Finance expenses	(155)	(1,783)	(495)	(2,734)
Loss before income tax	(71,243)	(67,387)	(141,129)	(124,806)
Income tax benefit/ (expense)	(1,301)	(26)	(1,967)	(27)
Net loss for the period	(72,543)	(67,414)	(143,096)	(124,833)
Other comprehensive income (loss):
Foreign currency adjustments	(23)	(3)	(79)	16
Total comprehensive loss for the period	€ (72,566)	€ (67,416)	€ (143,175)	€ (124,816)
Net loss per share basic (in dollars per share)	€ (0.32)	€ (0.30)	€ (0.64)	€ (0.57)
Net loss per share diluted (in dollars per share)	€ (0.32)	€ (0.30)	€ (0.64)	€ (0.57)